Nature of Operations (Details)	12 Months Ended
Dec. 31, 2021 ha
Boa Esperança Property | Pará, Brazil
Disclosure of subsidiaries [line items]
Area of property used for mining (in ha)	4,034
MCSA
Disclosure of subsidiaries [line items]
Ownership percentage	99.60%
NX Gold
Disclosure of subsidiaries [line items]
Ownership percentage	97.60%
Area of property used for mining (in ha)	31,096
NX Gold | Mato Grosso State, Brazil
Disclosure of subsidiaries [line items]
Area of property used for mining (in ha)	620
MCSA Mining Complex | MCSA
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Boa Esperança Property | MCSA
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%